Note 15 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current liabilities
Defined-benefit plan	$ 743	$ 507
Variable Contribution plan	39	187
Employees' postretirement projected benefits obligation	(782)	(694)
Long-term liabilities
Defined-benefit plan	13,608	10,963
Variable Contribution plan	132	0
Employees' postretirement projected benefits obligation	13,740	10,963
Total Employees' postretirement projected benefits obligation	14,522	11,657
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,931	2,403
Variable Contribution plan	189	91
Tax effect	(1,401)	(848)
Net balance recorded in shareholders' equity	2,719	1,646
Pension Benefits [Member]
Current liabilities
Defined-benefit plan	369	182
Variable Contribution plan	39	187
Employees' postretirement projected benefits obligation	(408)	(369)
Long-term liabilities
Defined-benefit plan	5,719	4,419
Variable Contribution plan	132	0
Employees' postretirement projected benefits obligation	5,851	4,419
Total Employees' postretirement projected benefits obligation	6,259	4,788
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	2,282
Variable Contribution plan	189	91
Tax effect	(1,194)	(807)
Net balance recorded in shareholders' equity	(2,317)	(1,566)
Health Care Benefit [Member]
Current liabilities
Defined-benefit plan	374	325
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	374	325
Long-term liabilities
Defined-benefit plan	7,889	6,544
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	7,889	6,544
Total Employees' postretirement projected benefits obligation	8,263	6,869
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	609	121
Variable Contribution plan	0	0
Tax effect	(207)	(41)
Net balance recorded in shareholders' equity	$ (402)	$ (80)